Note 10 - Commitments and Contingencies (Details Textual) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Mar. 14, 2017	Feb. 02, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Leases, Rent Expense, Net			$ 200	$ 136	$ 33
Research and Development Expenses Settled by Shares Issuance			$ 42,259
Shares Issued, Price Per Share	$ 20
Private Placement [Member] | Nereus Trust [Member]
Stock Issued in Lieu of Royalty Payments	2,112,963
Wanchun Biotech [Member]
Quarterly Royalty Payments Required As a Percentage of Gross Proceeds on Sale of Product			20.00%
Term of Royalty Payments			10 years
Wanchun Biotech and Fortis Advisors LLC [Member]
Period Following Royalty Termination Agreement, Requirement to Issue Shares		3 years
Percentage of Fully-diluted Equity Capitalization Required to Be Issued As Shares in Lieu of Royalty Payments		10.00%